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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:------

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Transamerica Fund Advisors, Inc.
Address: 570 Carillon Parkway
         St. Petersburg, FL 33716

Form 13F File Number: 028-12394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dennis P. Gallagher
Title:   Senior Vice President and General Counsel
Phone:   (727) 299-1821

Signature Place and Date of Signing:

/s/ Dennis P. Gallagher        St. Petersburg, FL        May 8, 2007
-----------------------        ------------------      -----------------
[Signature]                        [City State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section:
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
Form 13F Filing Number          Name
----------------------          ----
028-10562                       AllianceBernstein LP
028-11918                       American Century Companies, Inc.
028-12016                       BlackRock Investment Management, LLC
028-04622                       Bjurman, Barry & Associates
028-00096                       Capital Guardian Trust Company
028-11611                       ClearBridge Advisors, LLC
028-00776                       Wachovia Corp.
028-04375                       Federated Investors, Inc.
028-05733                       Gateway Investment Advisers, L.P.
028-06044                       ING Clarion Real Estate Securities LP
028-00694                       JP Morgan Chase and Co.
028-00074                       Jennison Associates LLC
028-00398                       Loomis Sayles & Company LP
028-06748                       Marsico Capital Management, LLC
028-04968                       Massachusetts Financial Services Company
028-11866                       Morgan Stanley Investment Management, Inc.
028-11365                       Van Kampen Asset Management
028-01874                       Munder Capital Management
028-00595                       Neuberger Berman Management Inc.
028-00203                       OppenheimerFunds, Inc.
028-10952                       Pacific Investment Management Company LLC
028-00115                       Price T. Rowe Associates Inc.
028-01074                       Templeton Investment Counsel, LLC
028-11289                       Third Avenue Management LLC
028-00621                       Transamerica Investment Management LLC
028-02682                       UBS Global Asset Management (Americas) Inc.
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